Consolidated Statements of Operations and Other Comprehensive Loss		12 Months Ended
		Jun. 30, 2026 MYR (RM) RM / shares shares	Jun. 30, 2026 USD ($) $ / shares shares		Jun. 30, 2025 MYR (RM) RM / shares shares		Jun. 30, 2024 MYR (RM) RM / shares shares
Profit or loss [abstract]
Revenue		RM 235,368,000	$ 57,688,235		RM 197,320,000		RM 58,186,647
Cost of sale		(244,797,704)	(59,999,437)		(205,465,899)		(78,522,495)
Gross loss		(9,429,704)	(2,311,202)		(8,145,899)		(20,335,848)
Other income		858,692	210,464		1,104,781		1,608,048
Administrative expenses		(33,847,516)	(8,295,960)		(38,017,105)		(46,419,993)
Other operating expenses		(4,667)	(1,143)		(300,668)		(351,377)
Impairment losses		(47,840,715)	(11,725,666)		(26,741,426)
Finance costs		(8,805)	(2,158)		(4,055)		(10,307)
Loss before tax		(90,272,715)	(22,125,665)		(72,104,372)		(65,509,477)
Income tax		6,435,800	1,577,402		734,553		10,820,643
Loss for the financial year		(83,836,915)	(20,548,263)		(71,369,819)		(54,688,834)
Other comprehensive loss for the financial year, net of tax Items that may be reclassified subsequently to profit or loss:
(Loss)/gain on foreign currency translation		(2,956,496)	(724,632)		(2,440,668)		278,449
Total comprehensive loss for the financial year		(86,793,411)	(21,272,895)		(73,810,487)		(54,410,385)
Loss for the financial year attributable to:
Owners of the Company		(83,836,915)	(20,548,263)		(71,369,819)		(54,999,680)
Non-controlling interests							310,846
Loss for the financial year		(83,836,915)	(20,548,263)		(71,369,819)		(54,688,834)
Total comprehensive loss attributable to:
Owners of the Company		(86,793,411)	(21,272,895)		(73,810,487)		(54,721,231)
Non-controlling interests							310,846
Total comprehensive loss attributable		RM (86,793,411)	$ (21,272,895)		RM (73,810,487)		RM (54,410,385)
Weighted average number of ordinary shares outstanding:
Basic (in Shares)	[1],[2]	1,765,256	1,765,256		1,765,256		1,765,256
Diluted (in Shares)	[1],[2]	1,765,256	1,765,256		1,765,256		1,765,256
Loss per share attributable to Owners of the Company:
Basic (in Dollars per share and Ringgits per share) | (per share)		RM (47.49)	$ (11.64)	[2]	RM (40.43)	[2]	RM (31.16)	[2]
Diluted (in Dollars per share and Ringgits per share) | (per share)	[2]	RM (47.49)	$ (11.64)		RM (40.43)		RM (31.16)

[1]	Retrospectively restated for effect of reverse share split.
[2]	Retrospectively restated for effect of reverse share split at a ratio 1-for-15 on June 2, 2025, as disclosed in Note 14.